Related party disclosures	12 Months Ended
Dec. 31, 2019
Disclosure Of Related Party Explanatory [Abstract]
Disclosure of related party [text block]
Note 12

Related party disclosures

12.1

Related party disclosures

Balances pending at period-end are not guaranteed, accrue no interest and are settled in cash. No guarantees have been delivered or received for trade and other receivables due from related parties or trade and other payables due to related parties.

12.2

Relationships between the parent and the entity

Pursuant to Article 99 of Law of the Securities Market Law, the CMF may determine that a company does not have a controlling entity in accordance with the distribution and dispersion of its ownership, On November 30, 2018, the CMF issued the ordinary letter No. 32,131 whereby it determined that Pampa Group, do not exert decisive power over the management of the Company since it does not have a predominance in the ownership that allows it to make management decisions. Therefore, the CMF has determined not to consider Grupo Pampa as the controlling entity of the Company and that the Company does not have a controlling entity given its current ownership structure.

12.3

Detailed identification of related parties and subsidiaries

As of December 31, 2019 and 2018, the detail of entities that are identified as subsidiaries or related parties of the Company is as follows:

Tax ID No.	Name	Country of origin	Functional currency	Nature
Foreign	Nitratos Naturais Do Chile Ltda.	Brazil	US$	Subsidiary
Foreign	Nitrate Corporation Of Chile Ltd.	United Kingdom	US$	Subsidiary
Foreign	SQM North America Corp.	United States of America	US$	Subsidiary
Foreign	SQM Europe N.V.	Belgium	US$	Subsidiary
Foreign	Soquimich S.R.L. Argentina	Argentina	US$	Subsidiary
Foreign	Soquimich European Holding B.V.	Holland	US$	Subsidiary
Foreign	SQM Corporation N.V.	Curacao	US$	Subsidiary
Foreign	SQI Corporation N.V.	Curacao	US$	Subsidiary
Foreign	SQM Comercial De México S.A. de C.V.	México	US$	Subsidiary
Foreign	North American Trading Company	United States of America	US$	Subsidiary
Foreign	Administración y Servicios Santiago S.A. de C.V.	México	US$	Subsidiary
Foreign	SQM Perú S.A.	Perú	US$	Subsidiary
Foreign	SQM Ecuador S.A.	Ecuador	US$	Subsidiary
Foreign	SQM Nitratos México S.A. de C.V.	México	US$	Subsidiary
Foreign	SQMC Holding Corporation L.L.P.	United States of America	US$	Subsidiary
Foreign	SQM Investment Corporation N.V.	Curacao	US$	Subsidiary
Foreign	SQM Brasil Limitada	Brazil	US$	Subsidiary
Foreign	SQM France S.A.	France	US$	Subsidiary
Foreign	SQM Japan Co. Ltd.	Japan	US$	Subsidiary
Foreign	Royal Seed Trading Corporation A.V.V.	Aruba	US$	Subsidiary
Foreign	SQM Oceania Pty Limited	Australia	US$	Subsidiary
Foreign	Rs Agro-Chemical Trading Corporation A.V.V.	Aruba	US$	Subsidiary
Foreign	SQM Indonesia S.A.	Indonesia	US$	Subsidiary
Foreign	SQM Virginia L.L.C.	United States of America	US$	Subsidiary
Foreign	SQM Italia SRL	Italy	US$	Subsidiary
Foreign	Comercial Caimán Internacional S.A.	Panama	US$	Subsidiary
Foreign	SQM África Pty. Ltd.	South Africa	US$	Subsidiary
Foreign	SQM Colombia SAS	Colombia	US$	Subsidiary
Foreign	SQM Internacional N.V.	Belgium	US$	Subsidiary
Foreign	SQM (Shanghai) Chemicals Co. Ltd.	China	US$	Subsidiary
Foreign	SQM Lithium Specialties LLC	United States of America	US$	Subsidiary
Foreign	SQM Iberian S.A.	Spain	US$	Subsidiary
Foreign	SQM Beijing Commercial Co. Ltd.	China	US$	Subsidiary
Foreign	SQM Thailand Limited	Thailand	US$	Subsidiary
Foreign	SQM Australia PTY	Australia	US$	Subsidiary
Foreign	SACAL S.A. (1)	Argentina	Ars	Subsidiary
96.801.610-5	Comercial Hydro S.A.	Chile	US$	Subsidiary
96.651.060-9	SQM Potasio S.A.	Chile	US$	Subsidiary
96.592.190-7	SQM Nitratos S.A.	Chile	US$	Subsidiary
96.592.180-K	Ajay SQM Chile S.A.	Chile	US$	Subsidiary
86.630.200-6	SQMC Internacional Ltda. (2)	Chile	US$	Subsidiary
79.947.100-0	SQM Industrial S.A.	Chile	US$	Subsidiary
79.906.120-1	Isapre Norte Grande Ltda.	Chile	Ch$	Subsidiary
79.876.080-7	Almacenes y Depósitos Ltda.	Chile	Ch$	Subsidiary
79.770.780-5	Servicios Integrales de Tránsitos y Transferencias S.A.	Chile	US$	Subsidiary
79.768.170-9	Soquimich Comercial S.A.	Chile	US$	Subsidiary
79.626.800-K	SQM Salar S.A.	Chile	US$	Subsidiary
78.053.910-0	Proinsa Ltda. (3)	Chile	Ch$	Subsidiary

Tax ID No.	Name	Country of origin	Functional currency	Nature
76.534.490-5	Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	Chile	Ch$	Subsidiary
76.425.380-9	Exploraciones Mineras S.A.	Chile	US$	Subsidiary
76.064.419-6	Comercial Agrorama Ltda.	Chile	Peso	Subsidiary
76.145.229-0	Agrorama S.A.	Chile	Peso	Subsidiary
76.359.919-1	Orcoma Estudios SPA	Chile	US$	Subsidiary
76.360.575-2	Orcoma SPA	Chile	US$	Subsidiary
76.686.311-9	SQM MaG SpA	Chile	US$	Subsidiary
Foreign	Abu Dhabi Fertilizer Industries WWL	United Arab Emirates	United Arab Emirates dirham	Associate
Foreign	Doktor Tarsa Tarim Sanayi AS	Turkey	US$	Associate
Foreign	Ajay North America	United States of America	US$	Associate
Foreign	Ajay Europe SARL	France	Euro	Associate
Foreign	SQM Eastmed Turkey	Turkey	Euro	Associate
Foreign	Kore Potash PLC	United Kingdom	US$	Associate
Foreign	Sichuan SQM Migao Chemical Fertilizers Co Ltda.	China	US$	Joint venture
Foreign	Coromandel SQM India	India	Indian rupee	Joint venture
Foreign	SQM Vitas Fzco.	United Arab Emirates dirham	United Arab Emirates dirham	Joint venture
Foreign	SQM Star Qingdao Corp Nutrition Co., Ltd.	China	US$	Joint venture
Foreign	SQM Vitas Holland B.V.	Holland	Euro	Joint venture
Foreign	Covalent Lithium Pty Ltd.	Australia	Australian dollar	Joint venture
Foreign	Pavoni & C. SPA	Italy	Euro	Joint venture
96.511.530-7	Sociedad de Inversiones Pampa Calichera	Chile	US$	Other related parties
96.529.340-K	Norte Grande S.A.	Chile	Peso	Other related parties
79.049.778-9	Callegari Agrícola S.A.	Chile	Peso	Other related parties
Foreign	SQM Vitas Brasil Agroindustria (4)	Brazil	Brazilian Real	Other related parties
Foreign	SQM Vitas Perú S.A.C. (4)	Peru	US$	Other related parties
Foreign	Terra Tarsa B.V. (5)	Holland	Euro	Other related parties
Foreign	Plantacote N.V. (5)	Belgium	Euro	Other related parties
Foreign	Doktolab Tarim Arastima San. Tic As (5)	Turkey	Turkish Lira	Other related parties
Foreign	Doctochem Tarim Sanayai Ticaret LTD (5)	Turkey	Turkish Lira	Other related parties
Foreign	Terra Tarsa Ukraine LLC (5)	Ukraine	Ukrainian Grivna	Other related parties
Foreign	Terra Tarsa Don LLC (5)	Russian Federation	Russian Ruble	Other related parties
Foreign	Abu Dhabi Fertilizer Industries WWL (6)	Oman	Arab Emirates dirham	Other related parties
Foreign	International Technical and Trading Agencies CO WLL (6)	Jordan	Arab Emirates dirham	Other related parties
Foreign	Arpa Speciali S.R.L (7)	Italy	Euro	Other related parties

(1)

On 06/26/2019, SACAL S.A. was liquidated.
(2)

On March 1, 2019, Soquimich Comercial S.A. has obtained ownership of 100% of corporate rights in SQMC International Ltda.
(3)

On 04/01/2019 the company Proinsa Ltda was liquidated.
(4)

These entities are subsidiaries of the joint venture SQM Vitas Fzco.
(5)

These entities are subsidiaries of the associate Doktor Tarsa Tarim Sanayi AS.
(6)

These entities are subsidiaries of the joint venture Abu Dhabi Fertilizer Industries WWL
(7)

These Companies are subsidiaries of the joint venture Pavoni & C. SPA.

The following other related parties correspond to mining contractual corporations.

Tax ID No.	Name	Country of origin	Functional currency	Relationship
N/A	Ara Dos Primera del Salar de Pampa Blanca, Sierra Gorda	Chile	Ch$	Other related parties
N/A	Ara Tres Primera del Salar de Pampa Blanca, Sierra Gorda	Chile	Ch$	Other related parties
N/A	Ara Cuatro Primera del Salar de Pampa Blanca, Sierra Gorda	Chile	Ch$	Other related parties
N/A	Ara Cinco Primera del Salar de Pampa Blanca, Sierra Gorda	Chile	Ch$	Other related parties
N/A	Curicó Dos Primera del Salar de Pampa Alta, Sierra Gorda	Chile	Ch$	Other related parties
N/A	Curicó Tres Primera del Sector de Pampa Alta, Sierra Gorda	Chile	Ch$	Other related parties
N/A	Evelyn Veinticuatro Primera de Sierra Gorda	Chile	Ch$	Other related parties
N/A	Filomena Tres Primera de Oficina Filomena, Sierra Gorda	Chile	Ch$	Other related parties
N/A	Filomena Cuatro Primera de Oficina Filomena, Sierra Gorda	Chile	Ch$	Other related parties
N/A	Francis Cuatro Primera de Pampa Blanca, Sierra Gorda	Chile	Ch$	Other related parties
N/A	Francis Cuatro Segunda del Salar de Pampa Blanca, Sierra Gorda	Chile	Ch$	Other related parties
N/A	Francis Cuatro Tercera de Pampa Blanca, Sierra Gorda	Chile	Ch$	Other related parties
N/A	Francis Cuatro Cuarta de Pampa Blanca, Sierra Gorda	Chile	Ch$	Other related parties
N/A	Francis Cuatro Quinta de Pampa Blanca, Sierra Gorda	Chile	Ch$	Other related parties
N/A	Francis Primera del Salar de Pampa Blanca de Sierra Gorda	Chile	Ch$	Other related parties
N/A	Francis Segunda del Salar de Pampa Blanca de Sierra Gorda	Chile	Ch$	Other related parties
N/A	Francis Tercera del Salar de Pampa Blanca de Sierra Gorda	Chile	Ch$	Other related parties
N/A	Ivon Primera de Sierra Gorda	Chile	Ch$	Other related parties
N/A	Ivon Décima Segunda de Sierra Gorda	Chile	Ch$	Other related parties
N/A	Ivon Sexta de Sierra Gorda	Chile	Ch$	Other related parties
N/A	Julia Primera de Sierra Gorda	Chile	Ch$	Other related parties
N/A	Lorena Trigésimo Quinta de Sierra Gorda	Chile	Ch$	Other related parties
N/A	Perseverancia Primera de Sierra Gorda	Chile	Ch$	Other related parties
N/A	Tamara 40 Primera del Sector S.E. OF. Concepción, Sierra Gorda	Chile	Ch$	Other related parties
N/A	Tamara Tercera de Oficina Concepción, Sierra Gorda	Chile	Ch$	Other related parties
N/A	Tamara 40 Segunda del Sector S.E. OF Concepción, Sierra Gorda	Chile	Ch$	Other related parties

12.4

Detail of related parties and related party transactions

Transactions between the Parent and its subsidiaries, associated businesses, joint ventures and other related parties are part of the Company's common transactions. Their conditions are those customary for this type of transactions in respect of terms and market prices. Maturity terms for each case vary by virtue of the transaction giving rise to them.

For the years ended December 31, 2019, 2018 and 2017, the detail of significant transactions with related parties is as follows

Tax ID No.	Company	Nature	Country of origin	Transaction	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017
					ThUS$	ThUS$	ThUS$
Foreign	Doktor Tarsa Tarim Sanayi AS	Associate	Turkey	Sale of products	14,767	16,726	17,538
Foreign	Ajay Europe S.A.R.L.	Associate	France	Sale of products	21,348	19,470	15,706
Foreign	Ajay Europe S.A.R.L.	Associate	France	Dividends	1,055	811	969
Foreign	Ajay North America LL.C.	Associate	United States of America	Sale of products	16,932	16,810	13,206
Foreign	Ajay North America LL.C.	Associate	United States of America	Dividends	2,796	2,807	1,123
Foreign	Abu Dhabi Fertilizer Industries WWL	Associate	Arab Emirates	Sale of products	3,749	5,811	4,351
Foreign	Abu Dhabi Fertilizer Industries WWL	Associate	Arab Emirates	Dividends	-	6,632
Foreign	Charlee SQM Thailand Co Ltd. (1)	Associate	Thailand	Sale of products	-	4,960	5,102
Foreign	Charlee SQM Thailand Co Ltd. (1)	Associate	Thailand	Dividends	-	362
Foreign	SQM Vitas Brasil Agroindustria	Other related parties	Brazil	Sale of products	46,876	44,827	31,137
Foreign	SQM Vitas Perú S.A.C.	Other related parties	Perú	Sale of products	24,138	17,204	23,058
Foreign	SQM Vitas Fzco	Joint venture	Arab Emirates	Dividends	10,598	-	85
Foreign	Coromandel SQM India	Joint venture	India	Sale of products	3,955	7,696	8,011
Foreign	SQM Star Qingdao Corp Nutrition Co. Ltd.	Joint venture	China	Sale of products	1,929	-	200
Foreign	Minera Exar S.A. (2)	Joint venture	Argentina	Loans	-	-	11,000
Foreign	Terra Tarsa Ukraine LLC	Other related parties	Ukraine	Sale of products	1,280	1,674	1,218
Foreign	Terra Tarsa Don LLC	Other related parties	Russian Federation	Sale of products	40	187	423
Foreign	Plantacote NV	Other related parties	Belgium	Sale of products	4,096	4,554	2,108
Foreign	Pavoni & C. SpA	Joint venture	Italy	Sale of products	3,152	201	-
Foreign	SQM Eastmed Turkey	Associate	Turkey	Sale of products	47	30	-
Foreign	Arpa Speciali S.R.L.	Other related parties	Italy	Sale of products	2,359	207	-
Foreign	Kowa Compay Ltd.	Other related parties	Japan	Sale of products	-	-	132,495
Foreign	Fertilizers Co Ltd.	Joint venture	China	Sale of services	-	-	252
79.049.778-9	Callegari Agricola S.A.	Other related parties	Chile	Sale of products	-	-	210
77.557.430-5	Sales de Magnesio Ltda.	Associate	Chile	Sale of products	-	-	45
Total					159,117	150,969	268,237

(1)	During November 2018, shares held in Charlee SQM Thailand were sold.

(2)	During December 2018, shares held in Minera Exar S.A. were sold.

(3)	From December 31, 2018 then on, Kowa Company Ltd. is not considered a related party.

12.5

Trade receivables due from related parties, current:

Tax ID No	Company	Nature	Country of origin	As of December 31, 2019	As of December 31, 2018
				ThUS$	ThUS$
Foreign	Doktor Tarsa Tarim Sanayi AS	Associate	Turkey	110	6,497
Foreign	Ajay Europe S.A.R.L.	Associate	France	3,712	3,756
Foreign	Ajay North America LL.C.	Associate	United States of America	2,290	2,080
Foreign	Abu Dhabi Fertilizer Industries WWL	Associate	United Arab Emirates	803	857
96.511.530-7	Soc. de Inversiones Pampa Calichera	Other related parties	Chile	6	6
Foreign	SQM Vitas Brasil Agroindustria	Other related parties	Brazil	27,275	15,818
Foreign	SQM Vitas Perú S.A.C.	Other related parties	Peru	23,475	12,767
Foreign	Coromandel SQM India	Joint venture	India	1,792	2,025
Foreign	SQM Vitas Fzco	Joint venture	United Arab Emirates	234	105
Foreign	SQM Star Qingdao Corp Nutrition Co. Ltd.	Joint venture	China	-	248
Foreign	Terra Tarsa Ukraine LLC	Other related parties	Ukraine	7	-
Foreign	Terra Tarsa Don LLC	Other related parties	Russian Federation	13	41
Foreign	Plantacote NV	Other related parties	Belgium	657	312
Foreign	SQM Eastmed Turkey	Associate	Turkey	47	30
Foreign	Pavoni & C. SpA	Joint venture	Italy	1,028	12
Foreign	Arpa Speciali S.R.L.	Other related parties	Italy	134	-
	Allowance			(356)	(1,764)
Total				61,227	42,790

The receivables for Sichuan SQM Migao Chemical Fertilizers Co Ltda. are presented net of allowances ThUS$ 10,965 and ThUS$ 10,965 as of December 31, 2019 and 2018, respectively).

12.6

Trade payables due to related parties, current:

Tax ID No	Company	Nature	Country of origin	Currency	As of December 31, 2019	As of December 31, 2018
					ThUS $	ThUS $
Foreign	SQM Star Qingdao Corp Nutrition Co., Ltd.	Joint venture	China	USD	243	-
Foreign	Covalent Lithium Pty Ltd	Joint venture	Australia	Australian dollar	232	9
Total					475	9